2. Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, gross	$ 1,093,464	$ 1,064,168
Accumulated depreciation	830,984	597,396
Property and equipment, net	262,480	466,772
Furniture and Fixtures [Member]
Property and equipment, gross	1,089,380	1,060,084
Useful lives	5 years
Leasehold Improvements [Member]
Property and equipment, gross	$ 4,084	$ 4,084
Useful lives	5 years